United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/13

Date of Reporting Period: Quarter ended 04/30/13

Item 1. Schedule of Investments

Federated Government Ultrashort Duration Fund
Portfolio of Investments
April 30, 2013 (unaudited)
Principal Amount		Value
	Adjustable Rate Mortgages—17.5%
	Federal Home Loan Mortgage Corporation ARM—9.3%
$756,658	2.076%, 7/1/2030	$778,441
252,424	2.100%, 5/1/2033	265,835
863,244	2.195%, 3/1/2033	909,018
657,241	2.266%, 1/1/2027	680,511
97,999	2.334%, 7/1/2033	104,256
6,957,118	2.390%, 4/1/2034	7,395,249
10,281,577	2.453%, 5/1/2038	10,972,201
2,717,747	2.457%, 9/1/2036	2,898,116
754,943	2.460%, 9/1/2025	791,059
9,876,494	2.577%, 5/1/2037	10,530,219
16,917,076	2.689%, 7/1/2034	18,093,032
366,695	2.732%, 5/1/2037	394,311
1,952,066	2.791%, 8/1/2036	2,092,943
31,117,661	2.822%, 10/1/2033	33,355,768
3,313,992	2.834%, 2/1/2036	3,563,576
31,670,416	2.877%, 7/1/2034	33,735,074
3,348,105	3.066%, 8/1/2037	3,579,271
	TOTAL	130,138,880
	Federal National Mortgage Association ARM—8.2%
666,751	1.400%, 9/1/2027	685,631
747,718	1.580%, 5/1/2040	761,411
159,303	1.580%, 5/1/2040	162,240
374,855	1.580%, 8/1/2040	383,928
11,567,287	2.030%, 10/1/2034	12,209,873
398,114	2.100%, 7/1/2033	420,307
3,564,310	2.140%, 6/1/2038	3,747,052
2,010,425	2.180%, 4/1/2024	2,088,382
3,733,889	2.210%, 6/1/2036	3,980,452
20,095	2.250%, 6/1/2028	21,166
7,322,852	2.270%, 1/1/2035	7,748,412
61,446	2.290%, 8/1/2032	64,586
24,587,804	2.360%, 12/1/2035	26,119,551
3,396,712	2.390%, 8/1/2034	3,610,800
82,590	2.410%, 12/1/2032	88,151
55,931	2.420%, 2/1/2033	59,533
16,964,636	2.480%, 2/1/2039	17,972,590
4,217,715	2.490%, 1/1/2035	4,486,240
580,254	2.490%, 2/1/2037	617,797
385,381	2.570%, 3/1/2033	411,756
2,969,241	2.720%, 6/1/2036	3,164,878
462,616	2.780%, 5/1/2036	497,456
2,336,555	2.910%, 4/1/2033	2,484,237
2,486,767	2.960%, 9/1/2035	2,655,606
4,764,348	3.010%, 9/1/2037	5,060,924

Principal Amount		Value
	Adjustable Rate Mortgages—continued
	Federal National Mortgage Association ARM—continued
$14,636,233	3.070%, 8/1/2035	$15,659,320
	TOTAL	115,162,279
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $242,148,906)	245,301,159
	Collateralized Mortgage Obligations—44.7%
	Federal Home Loan Mortgage Corporation REMIC—10.3%
681,620	Series 2869 JF, 0.449%, 4/15/2034	681,751
1,539,162	Series 242 F29, 0.449%, 11/15/2036	1,537,810
655,067	Series 2292 KF, 0.450%, 7/25/2022	653,553
3,392,393	Series 2861 AF, 0.499%, 9/15/2034	3,402,111
3,872,644	Series 3036 NF, 0.499%, 8/15/2035	3,874,767
467,700	Series 3300 FA, 0.499%, 8/15/2035	467,895
469,360	Series 3325 NF, 0.499%, 8/15/2035	469,556
2,811,296	Series 244 F30, 0.499%, 12/15/2036	2,812,093
3,714,178	Series 3085 VF, 0.519%, 12/15/2035	3,721,198
996,858	Series 2571 FB, 0.549%, 2/15/2018	1,000,799
2,193,796	Series 2758 FH, 0.549%, 3/15/2019	2,204,773
1,463,066	Series 2796 FD, 0.549%, 7/15/2026	1,468,261
1,421,949	Series 2763 FB, 0.549%, 4/15/2032	1,428,920
7,755,406	Series 3380 FP, 0.549%, 11/15/2036	7,767,863
1,193,205	Series 244 F22, 0.549%, 12/15/2036	1,195,544
286,405	Series 2488 WF, 0.599%, 8/15/2017	287,647
351,424	Series 2470 FI, 0.599%, 10/15/2026	353,225
1,402,568	Series 2530 FK, 0.599%, 6/15/2029	1,411,204
915,808	Series 2493 F, 0.599%, 9/15/2029	919,821
427,820	Series 2286 FA, 0.599%, 2/15/2031	429,786
669,497	Series 2477 FD, 0.599%, 7/15/2032	672,168
1,191,612	Series 2479 FA, 0.599%, 8/15/2032	1,197,765
986,628	Series 2495 F, 0.599%, 9/15/2032	991,664
1,407,988	Series 2526 FC, 0.599%, 11/15/2032	1,413,976
2,312,015	Series 2551 FD, 0.599%, 1/15/2033	2,323,615
7,491,512	Series 2631 FC, 0.599%, 6/15/2033	7,531,130
7,132,261	Series 2750 FG, 0.599%, 2/15/2034	7,178,600
3,677,951	Series 2812 LF, 0.599%, 6/15/2034	3,696,088
3,615,981	Series 3184 JF, 0.599%, 7/15/2036	3,632,187
4,503,536	Series 3191 FE, 0.599%, 7/15/2036	4,519,084
127,636	Series 2395 FT, 0.649%, 12/15/2031	128,360
1,769,819	Series 2671 F, 0.649%, 9/15/2033	1,780,591
19,734,617	Series 2711 FD, 0.699%, 4/15/2018	19,856,308
1,592,831	Series 2571 FK, 0.699%, 9/15/2023	1,605,734
606,152	Series 2111 MA, 0.699%, 1/15/2029	611,096
619,329	Series 2111 MB, 0.699%, 1/15/2029	624,381
632,507	Series 2111 MC, 0.699%, 1/15/2029	637,666
1,041,383	Series 2296 FC, 0.699%, 6/15/2029	1,051,411
431,960	Series 2471 FS, 0.699%, 2/15/2032	435,546
497,287	Series 2504 FP, 0.699%, 3/15/2032	501,382
525,583	Series 2610 FD, 0.699%, 12/15/2032	529,262
11,892,015	Series 2750 FH, 0.699%, 2/15/2034	12,004,936
44,834	Series 2452 FG, 0.749%, 3/15/2032	45,225
457,440	Series 2380 FI, 0.799%, 6/15/2031	463,002

Principal Amount		Value
	Collateralized Mortgage Obligations—continued
	Federal Home Loan Mortgage Corporation REMIC—continued
$2,589,258	Series 2380 FL, 0.799%, 11/15/2031	$2,622,906
361,087	Series 2396 FL, 0.799%, 12/15/2031	365,624
1,138,131	Series 2367 FG, 0.819%, 6/15/2031	1,152,743
1,389,880	Series 2386 FE, 0.899%, 6/15/2031	1,410,797
785,702	Series 3085 FW, 0.899%, 8/15/2035	795,728
565,049	Series 2389 FI, 0.949%, 6/15/2031	574,499
5,701,473	Series 3542 NF, 0.949%, 7/15/2036	5,776,090
1,617,858	Series 2418 FO, 1.099%, 2/15/2032	1,646,049
2,924,285	Series 2684 FV, 1.099%, 10/15/2033	2,968,601
1,481,624	Series 2326 FJ, 1.149%, 6/15/2031	1,505,024
2,190,819	Series 2344 FP, 1.149%, 8/15/2031	2,228,768
1,963,131	Series 2412 OF, 1.149%, 12/15/2031	1,994,280
1,556,029	Series 1534 J, 1.150%, 6/15/2023	1,579,134
609,277	Series 2451 FC, 1.199%, 5/15/2031	620,479
617,707	Series 2470 FW, 1.199%, 5/15/2031	628,664
591,422	Series 2470 FX, 1.199%, 5/15/2031	601,912
453,710	Series 2481 FC, 1.199%, 5/15/2031	461,758
2,011,476	Series 2475 FL, 1.199%, 2/15/2032	2,048,624
1,340,984	Series 2476 FC, 1.199%, 2/15/2032	1,365,749
846,364	Series 2460 FE, 1.199%, 6/15/2032	861,510
850,166	Series 2470 GF, 1.199%, 6/15/2032	865,379
879,789	Series 2498 HF, 1.199%, 6/15/2032	895,533
129,079	Series 1146 E, 1.300%, 9/15/2021	131,007
1,338,821	Series 1632 FB, 1.450%, 11/15/2023	1,365,240
	TOTAL	143,985,852
	Federal National Mortgage Association REMIC—16.6%
11,753,343	Series 2006-W1 2AF1, 0.420%, 2/25/2046	11,636,591
474,566	Series 2001-61 FM, 0.450%, 10/18/2016	473,313
594,445	Series 2001-34 FB, 0.500%, 12/18/2028	593,569
2,535,938	Series 2002-89 F, 0.500%, 1/25/2033	2,537,311
22,323,092	Series 2006-75 FP, 0.500%, 8/25/2036	22,344,681
61,523,876	Series 2012-116 FA, 0.500%, 10/25/2042	61,492,788
5,814,358	Series 2006-98 FB, 0.510%, 10/25/2036	5,820,055
617,206	Series 2001-53 FX, 0.550%, 10/25/2031	615,752
2,768,829	Series 2003-66 FA, 0.550%, 7/25/2033	2,775,923
5,704,176	Series 2008-52 FD, 0.550%, 6/25/2036	5,713,242
2,896,855	Series 2006-79 DF, 0.550%, 8/25/2036	2,906,111
5,120,488	Series 2006-81 FA, 0.550%, 9/25/2036	5,138,109
7,064,925	Series 2004-51 FY, 0.580%, 7/25/2034	7,096,055
2,267,200	Series 2003-35 FY, 0.600%, 5/25/2018	2,278,495
496,420	Series 1998-22 FA, 0.600%, 4/18/2028	496,546
1,509,198	Series 2001-46 F, 0.600%, 9/18/2031	1,517,587
2,265,610	Series 2002-77 FH, 0.600%, 12/18/2032	2,280,138
1,352,734	Series 2003-19 FY, 0.600%, 3/25/2033	1,359,668
4,420,649	Series 2003-117 KF, 0.600%, 8/25/2033	4,441,492
1,096,870	Series 2003-102 FT, 0.600%, 10/25/2033	1,100,692
2,925,895	Series 2003-121 FD, 0.600%, 12/25/2033	2,939,923
4,330,116	Series 2004-2 FW, 0.600%, 2/25/2034	4,350,802
3,281,327	Series 2004-17 FT, 0.600%, 4/25/2034	3,297,374
3,447,478	Series 2004-49 FN, 0.600%, 7/25/2034	3,464,174

Principal Amount		Value
	Collateralized Mortgage Obligations—continued
	Federal National Mortgage Association REMIC—continued
$4,191,151	Series 2005-104 FA, 0.600%, 12/25/2035	$4,209,207
3,931,986	Series 2006-60 FD, 0.630%, 4/25/2035	3,956,969
135,544	Series 2001-32 F, 0.650%, 7/25/2016	135,949
493,393	Series 2002-4 FJ, 0.650%, 2/25/2032	496,289
622,679	Series 2002-74 FV, 0.650%, 11/25/2032	626,770
751,692	Series 2002-82 FG, 0.650%, 12/25/2032	756,177
1,459,663	Series 2003-21 TF, 0.650%, 3/25/2033	1,467,867
2,459,153	Series 2003-79 FC, 0.650%, 8/25/2033	2,474,897
6,740,383	Series 2004-49 FQ, 0.650%, 7/25/2034	6,784,106
2,252,354	Series 2004-53 FC, 0.650%, 7/25/2034	2,267,269
1,803,419	Series 2004-64 FW, 0.650%, 8/25/2034	1,819,213
6,793,519	Series 2006-90 FE, 0.650%, 9/25/2036	6,844,209
167,501	Series 2001-34 FL, 0.700%, 8/25/2031	168,914
1,792,045	Series 2001-56 FG, 0.700%, 10/25/2031	1,807,266
718,149	Series 2001-68 FD, 0.700%, 12/25/2031	725,140
706,994	Series 2002-9 FH, 0.700%, 3/25/2032	712,071
503,364	Series 2002-52 FD, 0.700%, 9/25/2032	506,911
622,124	Series 2002-90 FH, 0.700%, 9/25/2032	627,230
418,249	Series 2002-82 FB, 0.700%, 12/25/2032	421,675
717,010	Series 2003-2 FA, 0.700%, 2/25/2033	722,885
798,427	Series 2003-14 FT, 0.700%, 3/25/2033	804,930
3,807,687	Series 2003-107 FD, 0.700%, 11/25/2033	3,836,026
138,764	Series 2000-34 F, 0.703%, 10/25/2030	138,902
37,692	Series 2002-39 FB, 0.750%, 3/18/2032	38,017
424,527	Series 2002-41 F, 0.750%, 7/25/2032	429,611
6,981,985	Series 2002-93 FJ, 0.750%, 1/25/2033	7,049,207
9,203,264	Series 2003-116 HF, 0.750%, 11/25/2033	9,287,374
100,056	Series 2000-37 FA, 0.753%, 11/25/2030	100,293
3,142,758	Series 2002-58 FD, 0.800%, 8/25/2032	3,178,075
6,992	Series 1993-220 FA, 0.819%, 11/25/2013	7,001
959,373	Series 2002-8 FA, 0.950%, 3/18/2032	974,453
770,608	Series 2002-37 F, 1.000%, 11/25/2031	780,020
1,255,376	Series 2002-34 FC, 1.200%, 12/18/2031	1,278,587
1,368,883	Series 2002-17 JF, 1.200%, 4/25/2032	1,394,950
4,034,692	Series 2002-47 NF, 1.200%, 4/25/2032	4,108,684
982,832	Series 2002-64 FJ, 1.200%, 4/25/2032	1,001,547
1,555,316	Series 2002-82 FC, 1.200%, 9/25/2032	1,583,777
609,132	Series 2002-75 FD, 1.200%, 11/18/2032	620,232
828,814	Series 2002-53 FG, 1.300%, 7/25/2032	846,677
856,891	Series 1993-165 FE, 1.369%, 9/25/2023	873,426
452,623	Series 1993-62 FA, 2.199%, 4/25/2023	468,408
	TOTAL	233,001,602
	Government National Mortgage Association REMIC—16.1%
956,394	Series 2004-59 FV, 0.449%, 10/20/2033	956,247
25,345,481	Series 2012-H29 CF, 0.544%, 2/20/2062	25,194,650
29,928,820	Series 2012-H29 BF, 0.544%, 11/20/2062	29,755,682
355,912	Series 2001-22 FG, 0.550%, 5/16/2031	357,386
23,578,739	Series 2012H31 FA, 0.554%, 11/20/2062	23,465,891
5,058,759	Series 2012-H30 SA, 0.574%, 12/20/2062	5,048,748
34,866,191	Series 2012-H25 BF, 0.584%, 9/20/2062	34,739,731

Principal Amount		Value
	Collateralized Mortgage Obligations—continued
	Government National Mortgage Association REMIC—continued
$325,908	Series 2001-21 FB, 0.600%, 1/16/2027	$327,882
20,016,264	Series 2012-H24 FC, 0.604%, 10/20/2062	19,958,517
522,548	Series 1999-43 FA, 0.650%, 11/16/2029	523,894
7,252,544	Series 2009-96 GF, 0.650%, 1/16/2038	7,295,934
20,714,468	Series 2011-H07 FA, 0.704%, 2/20/2061	20,762,712
33,190,276	Series 2012-H15 FB, 0.704%, 6/20/2062	33,279,558
4,145,014	Series 2002-17 FK, 0.749%, 3/20/2032	4,198,882
551,900	Series 1999-40 FE, 0.750%, 11/16/2029	553,798
10,283,812	Series 2012-H18 FA, 0.754%, 8/20/2062	10,336,568
9,776,294	Series 2012-H18 SA, 0.784%, 8/20/2062	9,819,886
	TOTAL	226,575,966
	Fannie Mae—1.7%
7,061,214	Fannie Mae FA, 0.700%, 9/25/2038	7,107,667
3,765,748	Fannie Mae BA 4035 BA 4035 FB, 0.700%, 8/25/2039	3,784,613
13,119,390	Fannie Mae GS 3381 GS 3381 FC, 0.800%, 2/25/2037	13,257,404
	TOTAL	24,149,684
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $627,982,547)	627,713,104
	GOVERNMENT AGENCIES—14.6%
	Federal Farm Credit Bank System Floating Rate Notes—1.9%[1]
7,000,000	0.179%, 7/23/2014	7,000,004
10,000,000	0.199%, 8/19/2013	10,001,227
10,000,000	0.219%, 8/22/2013	10,002,202
	TOTAL	27,003,433
	Federal Home Loan Bank Notes—5.6%
7,500,000	0.170% 12/20/2013	7,497,092
10,000,000	0.170%, 7/05/2013	9,998,069
10,000,000	0.200%, 2/26/2014	9,982,128
10,000,000	0.250% 12/23/2013	9,994,969
10,000,000	0.250% 4/15/2014	9,990,235
10,000,000	0.250% 7/01/2013	10,000,210
12,500,000	0.250%, 8/02/2013	12,617,500
8,790,000	0.875% 12/27/2013	8,827,198
	TOTAL	78,907,401
	Federal Home Loan Bank System Floating Rate Notes—0.4%[1]
5,000,000	0.140%, 1/24/2014	4,998,518
	Federal Home Loan Mortgage Corporation Floating Rate Notes—1.4%[1]
10,000,000	0.154%, 5/3/2013	10,000,014
10,000,000	0.173%, 11/4/2013	10,002,081
	TOTAL	20,002,095
	Federal National Mortgage Association Discount Notes—0.5%[2]
7,500,000	0.000%, 9/3/2013	7,497,481
	Federal National Mortgage Association Floating Rate Notes—4.8%[1]
20,000,000	0.168%, 2/27/2015	19,998,150
35,000,000	0.179%, 6/20/2014	35,000,019
5,000,000	0.200%, 5/17/2013	5,000,282
7,500,000	0.370%, 10/17/2013	7,509,855
	TOTAL	67,508,306
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $205,803,753)	205,917,234

Principal Amount			Value
		Mortgage-Backed Securities—0.0%
		Federal National Mortgage Association—0.0%
$62,046		7.500%, 30 Year, 1/1/2032	$73,062
323,496		7.500%, 30 Year, 8/1/2032	382,175
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $410,241)	455,237
		Repurchase Agreements—23.3%
47,241,000		Interest in $2,830,000,000 joint repurchase agreement 0.17%, dated 4/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,830,013,364 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2041 and the market value of those underlying securities was $2,886,613,632.	47,241,000
40,000,000	[3]	Interest in $776,000,000 joint repurchase agreement 0.15%, dated 3/15/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $776,197,233 on 5/15/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2043 and the market value of those underlying securities was $794,596,926.	40,000,000
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.17%, dated 4/30/2013 under which Credit Agricole CIB, New York will repurchase securities provided as collateral for $500,002,361 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2043 and the market value of those underlying securities was $510,002,409.	100,000,000
40,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.17%, dated 4/19/2013 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,425,000 on 7/18/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency with various maturities to 7/25/2048 and the market value of those underlying securities was $1,030,029,584.	40,000,000
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.18%, dated 4/30/2013 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $500,002,500 on 5/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2042 and the market value of those underlying securities was $510,000,969.	100,000,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $327,241,000)	327,241,000
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $1,403,586,447)[4]	1,406,627,734
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(1,068,170)
		TOTAL NET ASSETS—100%	$1,405,559,564
1	Represents the current interest rate for the floating rate security.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	At April 30, 2013, the cost of investments for federal tax purposes was $1,403,586,447. The net unrealized appreciation of investments for federal tax purposes was $3,041,287. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,324,120 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,282,833.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Mangament Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
■	The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2013, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Adjustable Rate Mortgages
Balance as of August 1, 2012	$20,298,550
Realized gain (loss)	409,694
Change in unrealized appreciation (depreciation)	35,637
Purchases	146,581
(Sales)	(20,890,462)
Balance as of April 30, 2013	$—
The total change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2013.	$—
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 19, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 19, 2013